Cover	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity File Number	001-40564
Entity Registrant Name	Silver Spike Investment Corp.
Entity Central Index Key	0001843162
Entity Tax Identification Number	86-2872887
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	600 Madison Avenue
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	905-4923
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SSIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false